Cover	Dec. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2023
Entity File Number	001-38736
Entity Registrant Name	WestRock Company
Entity Central Index Key	0001732845
Entity Tax Identification Number	37-1880617
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 Abernathy Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	448-2193
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value, per share
Trading Symbol	WRK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false